Schedule of loans and borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Current borrowings	$ 3,037	$ 2,384		$ 5,109	$ 1,004
Non-current borrowings	30,211	30,004		23,452	22,087
Total	33,248	32,388	$ 31,900	28,561	23,091
Debt or invoice financing [member]
IfrsStatementLineItems [Line Items]
Current borrowings	1,215	1,329		32	36
Chattel Mortgage [Member]
IfrsStatementLineItems [Line Items]
Current borrowings	102	89		142	88
Non-current borrowings	63	50		264	244
Bank Loan [Member]
IfrsStatementLineItems [Line Items]
Current borrowings		7		145	152
Non-current borrowings					159
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Current borrowings	464	462		505	669
Non-current borrowings	1,668	1,843		1,959	326
Related Party Loan [member]
IfrsStatementLineItems [Line Items]
Current borrowings	1,256	497
Non-current borrowings	$ 28,480	28,111
Shareholder Loans [Member]
IfrsStatementLineItems [Line Items]
Current borrowings		497		4,285
Non-current borrowings		28,111		21,121	21,175
Financing Agreement [Member]
IfrsStatementLineItems [Line Items]
Current borrowings					59
Non-current borrowings				$ 108	$ 183